Equity - Earnings per share - Net income attributable to the owners of the parent company - Diluted - Continuing and Discontinued Operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity.
Net income attributable to the owners of the parent company - diluted	€ 2,265	€ 1,957	€ 8